Property and Equipment	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment as of June 30, 2021 and December 31, 2020 is summarized as follows:

	June 30, 2021	December 31, 2020

Computer and office equipment	$32,445	$27,307
Less accumulated depreciation	(24,124)	(18,804)
Computer and office equipment, net	$8,321	$8,503

All of the Company's property and equipment is located in the United Kingdom. Depreciation expense for the six months ended June 30, 2021 and 2020 was $5,320 and $3,844, respectively. Depreciation expense is included in general and administrative costs in the Company's condensed consolidated statement of operations.